UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES


                  Investment Company Act file number 811-21463


                              Columbus Funds, Inc.
               (Exact name of registrant as specified in charter)


           227 Washington St.
           Columbus, IN                                  47202
         (Address of principal executive offices)      (Zip code)


                             Reams Asset Management
                               227 Washington St.
                               Columbus, IN 47202
                     (Name and address of agent for service)

                                   Copies to:
                                Scott A. Moehrke
                              Kirkland & Ellis LLP
                             200 East Randolph Drive
                                Chicago, IL 60601


       Registrant's telephone number, including area code: (812) 372-6606

                     Date of fiscal year end: September 30

                    Date of reporting period: March 31, 2005

Item 1.  Reports to Stockholders


                                 COLUMBUS FUNDS:

                       COLUMBUS CORPORATE OPPORTUNITY FUND
                               COLUMBUS CORE FUND
                             COLUMBUS CORE PLUS FUND




                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2005




           Shares of Columbus Funds are distributed by an independent third party, UMB Distribution Services, LLC.

                                 COLUMBUS FUNDS

EXPENSE EXAMPLE (UNAUDITED)
FOR THE SIX MONTHS ENDED MARCH 31, 2005

As a shareholder of the Columbus Funds (the "Funds"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005 with respect to the Corporate Opportunity Fund and from November 30, 2004 to March 31, 2005 with respect to the Core Fund and the Core Plus Fund.

ACTUAL EXPENSES

The first line of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

                      Corporate Opportunity Fund
                    ------------------------------------------------
                                                Expenses
                      Beginning    Ending       paid
                      account      account      during
                      value        value        period
                      10/1/04      03/31/05     10/1/04-03/31/05(1)
                    ------------------------------------------------

Actual                $1,000.00    $1,034.30    $2.48


Hypothetical (5%
return before
expenses)             $1,000.00    $1,022.56    $2.47

                     Core Fund
------------------------------------------------------------------
                                             Expenses
                     Beginning   Ending      paid
                     account     account     during
                     value       value       period
                     11/30/04    3/31/05     11/30/04-3/31/05(1)
------------------------------------------------------------------

Actual               $1,000.00   $1,001.60   $.66

Hypothetical (5%
return before
expenses)            $1,000.00   $1,024.34   $.67


                     Core Plus Fund
------------------------------------------------------------------
                                             Expenses
                     Beginning   Ending      paid
                     account     account     during
                     value       value       period
                     11/30/04    3/31/05     11/30/04-3/31/05
------------------------------------------------------------------

Actual               $1,000.00 $1,002.40     $.66

Hypothetical (5%
return before
expenses)            $1,000.00 $1,024.34     $.67


(1)Expenses are equal to the Funds' annualized expense ratios (0.49% for the Corporate Opportunity Fund and .20% for the Core Fund and .20% for the Core Plus Fund), multiplied by the average account value over the period, and multiplied by 0.4986 for Corporate Opportunity (to reflect the one-half year period) and .3342 for Core Fund and the Core Plus Fund (to reflect the period 11/30/04 - 03/31/05).

FUND OVERVIEW - COLUMBUS CORPORATE OPPORTUNITY FUND
--------------------------------------------------------------------------------

PERFORMANCE REVIEW

                          Total Return as of 3/31/05*
------------------------------Percent Gain or Loss------------------------------

                                       Quarter Ended  One Year   Since Inception
                                       3/31/05        3/31/05    12/31/03
--------------------------------------------------------------------------------
Columbus Corporate Opportunity Fund    (.76)          7.48       11.05
--------------------------------------------------------------------------------
Merrill Lynch High Yield Master II
Index**                                (1.44)         6.94       9.27
--------------------------------------------------------------------------------

The performance data quoted here represents past performance. Investment return and principal will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Current performance may be lower or higher than the performance information quoted. Please keep in mind that the fund's performance, especially for very short periods of time, should not be the sole factor in your investment decision. To obtain performance information current to the most recent month end, please call 1-888-416-0400

*Total Return measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Total return reflects aggregate change and is not annualized.

The performance returns of the Fund reflect a fee waiver in effect. In the absence of existing waivers, total return is estimated to be -45.73% for the period since inception through 3/31/05.

**The Merrill Lynch High Yield Master II Index is an unmanaged index of non-investment grade U.S. dollar-denominated fixed income securities of domestic and foreign issuers having a maturity greater than one year. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in fixed income securities. You can not invest directly in an index.

FUND CHARACTERISTICS:  3/31/05


SECTOR STRUCTURE AS A PERCENTAGE                                       Corporate
OF TOTAL INVESTMENTS                                                 Opportunity
                                                                            Fund
                                                                 ---------------
Corporate Bonds                                                            85.8%
Short-Term Investments                                                      5.6%
Treasury                                                                    3.5%
Agency                                                                      2.5%
Collateral Mortgage Obligation                                              1.7%
Asset-Backed                                                                0.5%
Preferred Stocks                                                            0.4%
                                                                 ---------------
       TOTAL                                                              100.0%

Fund composition will change over time due to ongoing management of the Fund. Reference to a specific security should not be construed as a recommendation of the Fund, its adviser or distributor.

                      COLUMBUS CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)


  Principal
    Amount                                                             Value
-------------                                                      -------------

                 ASSET BACKED SECURITIES                   0.5%

                 Conseco Finance Securitization Corp.
$       2,896      5.16%, 5/1/33                                   $       2,903
                                                                   -------------

                 TOTAL ASSET BACKED SECURITIES                     $       2,903
                 (COST $2,897)                                     -------------

                 COLLATERALIZED MORTGAGE OBLIGATIONS       1.7%


                 California Infrastructure PG&E
$       2,285      6.42%, 9/25/08                                  $       2,334
                 DR Structured Fin. Co.
        8,551      8.55%, 8/15/19                                          7,354
                                                                   -------------

                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (COST $7,879)                                     $       9,688
                                                                   -------------

                 COMMON STOCKS                             0.0%

$           1      Foster Wheeler, Ltd.                            $           7
                                                                   -------------

                 TOTAL COMMON STOCKS (COST $4)                     $           7
                                                                   -------------


                 CORPORATE BONDS                          88.4%

                 Abbey Nat'l Tres - 144A
$       3,000      3.19%, 01/13/06                                 $       3,002
                 Abitibi-Consolidated
        1,000      8.85%, 08/01/30                                           937
                 Adelphia Communications Corp.
        1,000      10.25%, 6/15/11                                           922
                 AES GENER SA - 144A
        1,000      7.50%, 3/25/14                                            986
                 Ahold Finance USA, Inc.
        2,000      6.875%, 5/1/29                                          1,900
                 Ainsworth Lumber
        3,000      6.75%, 3/15/14                                          2,850
                 Alabama Power Co.
        1,000      5.49%, 11/01/05                                         1,011
                 Alabama Power Co.
        2,000      3.411%, 4/23/06                                         2,000
                 Allied Waste NA
        1,000      5.75%, 02/15/11                                           910
                 Allied Waste NA
        1,000      9.25%, 09/01/2012                                       1,070
                 Allstate Financial Global
        2,000      3.175%, 12/20/05                                        2,002
                 Amerencilco
        1,000      7.50%, 01/15/07                                         1,054
                 American Airlines
        1,444      9.71%, 01/02/07                                         1,344
                 American Express Cr
        5,000      2.86%, 9/30/05                                          5,000
                 American Greetings
        1,000      6.10%, 08/01/28                                         1,042
                 ASIF Global Fin - 144A
        3,000      3.85%, 11/26/07                                         2,960
                 Bank of America Corp
        5,000      7.875%, 05/16/05                                        5,028
                 Bank of New York CO
        1,000      2.20%, 5/12/06                                            981

                      COLUMBUS CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                 Bank United Corp
$       1,000      8.875%, 05/01/07                                $       1,084
                 Boise Cascade - 144A
        1,000      7.125%, 10/15/14                                        1,013
                 Bombardier, Inc. - 144A
        1,000      6.30%, 05/01/14                                           840
                 Borden Chemical, Inc.
        2,000      8.375%, 4/15/16                                         1,920
        1,000      7.875%, 02/15/23                                          910
                 Boston Edison, Co.
        2,000      3.641%, 10/15/05                                        2,004
                 Buckeye Technologies
        1,000      9.25%, 09/15/08                                           995
                 Caithness Coso
        2,201      9.05%, 12/15/09                                         2,355
                 California Steel Industry
        1,000      6.125%, 03/15/14                                          950
                 Calpine Corp. - 144A
        1,000      9.625%, 9/30/14                                         1,003
                 Capital One Bank
        2,000      8.25%, 06/15/2005                                       2,018
                 Caraustar Industries, Inc.
        3,000      7.25%, 5/1/10                                           2,940
                 Carolina Power & Light
        1,000      7.50%, 04/01/2005                                       1,000
                 Caterpillar Financial Services
        4,000      2.35%, 09/15/06                                         3,909
                 Case Corporation
        2,000      7.25%, 8/1/05                                           2,010
                 Case New Holland 144A
        1,000      9.25%, 08/01/11                                         1,065
                 CCO Hldgs LLC 144A
        2,000      7.135%, 12/15/10                                        1,980
                 CE Generation LLC
          810      7.416%, 12/15/18                                          862
                 CenterPoint Energy
        2,000      8.90%, 12/15/06                                         2,143
                 Cerro Negro Finance, Ltd. - 144A
        1,000      7.90%, 12/1/20                                            930
                 CF Cable TV Inc.
        2,000      9.125%, 7/15/07                                         2,029
                 Champion Enterprise
        3,000      7.625%, 5/15/09                                         3,023
                 Charter Communications Holdings, LLC
        4,000      8.625%, 4/1/09                                          3,090
                 CHC Helicopter Corp.
        2,000      7.375%, 5/1/14                                          1,948
                 Chesapeake Energy
        1,000      9.00%, 08/15/12                                         1,104
        2,000      6.875%, 01/15/16                                        2,020
                 Cincinnati Bell Telecommunications
        2,000      6.30%, 12/01/28                                         1,740
                 Circus Circus, Inc.
        3,000      6.45%, 2/1/06                                           3,037
                 CIT Group Inc.
        5,000      2.98%, 11/4/05                                          5,005
                 Citgo Petroleum Corp.
        5,000      7.875%, 5/15/06                                         5,175
                 Citigroup, Inc.
       10,000      3.00%, 6/4/07                                          10,003
                 CMS Energe Corp.
        3,000      9.875%, 10/15/07                                        3,255
                 CMS Panhandle Holding Co.
        3,000      6.50%, 7/15/09                                          3,168
                 Coca-Cola Enterprise
        1,000      2.50%, 09/15/06                                           978

                      COLUMBUS CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                 Conoco Funding Co.
$       1,000      5.45%, 10/15/06                                 $       1,021
                 Conseco Finance
        9,124      5.15%, 2/1/06                                           9,141
                 Continental Airlines, Inc.
        1,780      6.541%, 9/15/08                                         1,635
                 Continental Airlines
          805      7.461%, 04/01/13                                          661
                 Cooper Industries
        5,000      5.25%, 07/01/07                                         5,090
                 Corning Glass
        2,000      7.00%, 03/15/07                                         2,002
                 Crown Cork & Seal Co
        1,000      7.375%, 12/15/26                                          934
                 Crompton Corp. 144A
        1,000      9.875%, 08/01/12                                        1,145
                 CSFB USA INC
        1,000      3.33%, 06/19/06                                         1,003
                 CSX Corp.
        1,000      3.05%, 8/3/06                                           1,002
                 Cummins, Inc.
        3,000      9.50%, 12/01/10                                         3,308
                 Dana Corp
        2,000      5.85%, 01/15/15                                         1,762
                 Dow Jones CDX - 144A
        5,000      7.75%, 12/29/09                                         4,881
                 Echostar DBS Corp. - 144A
        2,000      6.625%, 10/1/14                                         1,933
                 Edison Mission Energy Funding - 144A
        3,033      7.33%, 9/15/08                                          3,086
                 El Paso Natural Gas
        1,000      6.375%, 02/01/09                                          960
                 Eli Lilly & Co.
        5,000      1.79%, 8/24/07                                          5,000
                 Elizabeth Arden, Inc.
        4,000      7.75%, 1/15/14                                          4,120
                 Entergy Gulf States
        1,000      6.00%, 12/01/12                                         1,021
                 Enterprise Products
        3,000      4.00%, 10/15/07                                         2,937
                 Equistar Chemicals
        2,000      6.50%, 02/15/06                                         2,020
        2,000      7.55%, 02/15/26                                         1,925
                 Federal Republic of Brazil
        3,342      8.00%, 04/15/14                                         3,297
                 FedEx Corp.
        2,000      2.84%, 04/01/05                                         2,000
                 Fertinitro Fin. 144A
        5,000      8.29%, 4/1/20                                           4,166
                 Finova Group, Inc.
        3,780      7.50%, 11/15/09                                         1,635
                 Flowserve Corp.
        3,000      12.25%, 8/15/10                                         3,263
                 FMC Corp.
        2,000      10.25%, 11/1/09                                         2,230
                 Foster Wheeler, Ltd.
        1,500      10.359%, 9/15/11                                        1,635
                 FPL Energy VA.- 144A
        1,000      6.125%, 03/25/19                                          992
        3,556      7.52%, 6/30/19                                          3,897
                 Frontier Oil Corp. - 144A
        2,000      6.625%, 10/1/11                                         1,990
                 GE Capital Corp.
        5,000      7.50%, 5/15/05                                          5,025

                      COLUMBUS CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                 General Dynamics
$       4,000      2.125%, 05/15/06                                $       3,920
                 General Electric Capital Corp.
        1,000      3.17%, 09/18/06                                         1,002
                 Goldman Sachs Group
        2,000      2.2594%, 7/28/06                                        2,001
                 Harrah's Operating Co., Inc.
        5,000      7.125%, 06/01/07                                        5,254
                 Harris Corp
        5,000      6.35%, 2/1/28                                           5,238
                 HBOS Treasury
        2,000      3.11%, 06/30/06                                         2,001
                 HMH Properties, Inc. - B
        2,000      7.875%, 8/1/08                                          2,040
                 Host Marriot LP
        1,000      9.50%, 2/15/06                                          1,055
                 Household Finance
        1,000      5.50%, 9/15/06                                          1,009
        1,000      4.75%, 11/15/06                                           998
                 Hudbay Mining - 144A
        2,000      9.625%, 1/15/12                                         2,000
                 Huntsman LLC
        1,000      11.625%, 10/15/10                                       1,170
                 IMC Global Inc.
        5,000      7.30%, 1/15/28                                          5,075
                 Insight Communications
        3,000      0%/12.25%, 2/15/11*                                     2,985
                 International Steel
        1,000      6.50%, 04/15/14                                         1,020
                 ISP Holdings, Inc.
        2,000      10.625%, 12/15/09                                       2,140
                 ITT CORP.
        5,000      6.50%, 5/1/11                                           4,971
                 John Deere Capital Corp.
        5,000      3.15%, 5/20/05                                          5,000
                 John Hancock - 144A
        4,000      3.25%, 09/06/05                                         4,005
                 Johnson Controls, Inc.
        2,000      3.08%,  09/15/05                                        2,001
                 Kansas Gas & Electric
        5,000      6.50%, 8/1/05                                           5,051
                 La Quinta Properties - MTN
        5,000      7.33%, 4/1/08                                           5,200
                 Lone Star Tech
        1,000      9.00%, 06/01/11                                         1,060
                 Louisiana Pacific Corp.
        5,000      8.875%, 8/15/10                                         5,803
                 Lowe's Company Inc
        1,000      6.70%, 9/1/07                                           1,054
                 Lucent Technologies
        2,000      6.45%, 3/15/29                                          1,735
                 Luscar Coal Ltd.
        5,000      9.75%, 10/15/11                                         5,500
                 Marriott International
        1,000      6.875%, 11/15/05                                        1,019
        1,000      7.00%, 01/15/08                                         1,062
                 Massey Energy Co.
        2,000      6.95%, 3/1/07                                           2,050
        1,000      6.625%, 11/15/10                                        1,005
                 Mediacom Broadband, LLC
        1,000      11.00%, 7/15/13                                         1,070
                 Merrill Lynch
        5,000      2.26%, 11/4/05                                          5,002

                      COLUMBUS CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                 Met Life Global - 144A
$       4,000      3.04%, 8/28/06                                  $       4,006
                 Methanex Corp
        1,000      7.75%, 8/15/05                                          1,012
        1,000      8.75%, 08/15/12                                         1,155
                 MidAmerican Energy
        1,000      7.23%, 09/15/05                                         1,016
                 Midland Funding II - A
        1,721      11.75%, 7/23/05                                         1,755
                 Millar Western
        1,000      7.75%, 11/15/13                                           990
                 Morris Publishing
        2,000      7.00%, 08/01/13                                         1,980
                 National City Corp.
        2,000      7.20%, 05/15/05                                         2,008
                 National City Bank
        3,000      3.03%,  07/26/06                                        3,001
                 Nationwide Gbl Fund
        5,000      2.93%, 1/27/06                                          5,004
                 New Brunswick
        1,000      6.50%, 06/20/2005                                       1,007
                 Newfield Exploration
        1,000      7.45%, 10/15/07                                         1,040
                 Nextel Communications
        2,000      5.95%, 03/15/14                                         1,990
                 Northern States Power
        2,000      6.125%, 12/01/05                                        2,032
                 Norske Skog Canada
        1,000      7.375%, 3/1/14                                            970
        2,000      8.625%, 6/15/11                                         2,070
                 Nova Chemicals
        3,000      7.00%, 9/15/05                                          3,026
        2,000      7.25%, 02/15/15                                         1,960
                 NRG Energy Inc.
        2,000      8.00%, 12/15/13                                         2,115
                 OED Corp./Diamond Jo - 144A
        2,000      8.75%, 4/15/12                                          1,885
                 Omega Healthcare Investors
        4,000      6.95%, 8/1/07                                           4,120
                 Oneok Inc.
        4,000      7.75%, 8/15/06                                          4,186
                 Orion Power Holdings
        1,000      12.00%, 05/01/10                                        1,215
                 Panamsat Corp.
        1,000      6.375%, 01/15/08                                        1,008
                 Park Place Ent.
        2,000      7.875%, 12/15/05                                        2,043
        1,000      8.5%, 11/15/06                                          1,051
                 Parker & Parsley Ltd.
        5,000      8.875%, 4/15/05                                         5,007
                 Petroleum Helicopters - B
        1,000      9.375%, 5/1/09                                          1,062
                 PG&E Gas Transmission NW
        3,000      7.10%, 6/1/05                                           3,018
                 Polyone Corp.
        3,000      8.875%, 5/1/12                                          3,210
                 Pope & Talbot
        1,000      8.375%, 6/1/13                                          1,050
        1,000      8.375%, 6/1/13                                          1,050
                 Premcor Refining Group
        4,000      9.50%, 2/1/13                                           4,470
                 Price Development Co
        2,000      7.29%, 3/11/08                                          2,060

                      COLUMBUS CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                 Principal Life Glob
$       5,000      2.43%, 11/13/06                                 $       5,010
                 Progress Rail - 144A
        1,000      7.75%, 04/01/12                                         1,000
                 Protective Life - 144A
        5,000      3.25%, 6/19/06                                          5,011
                 PSEG Energy Holdings
        1,000      8.625%, 02/15/08                                        1,055
                 Quanta Services
        1,000      4.50%, 10/1/23                                          1,028
                 Reliant Energy Inc.
        2,000      6.75%, 12/15/14                                         1,865
                 Rogers Wireless, Inc.
        1,000      7.50%, 03/15/15                                         1,032
        2,000      9.625%, 5/1/11                                          2,270
                 Royal Caribbean
        1,000      7.25%, 8/15/06                                          1,035
        5,000      8.25%, 04/01/05                                         5,000
                 Salem Comm. Holding
        3,000      9.00%, 07/01/11                                         3,232
                 Sanmina Corp.
        1,000      10.375%, 1/15/10                                        1,120
                 Sea Containers - B
        2,000      7.875%, 2/15/08                                         2,000
                 Shaw Communications
        2,000      7.20%, 12/15/11                                         2,135
                 Shaw Group, Inc.
        2,000      10.75%, 3/15/10                                         2,170
                 Ship Finance Int'l., Ltd.
        2,000      8.50%, 12/15/13                                         1,980
                 Sithe/Ind Funding
        1,805      8.50%, 6/30/07                                          1,862
                 SLM Corp.
        5,000      3.21%, 03/15/06                                         5,010
                 Smurfit-Stone
        2,000      9.75%, 02/01/11                                         2,140
                 Solectron Corp.
        5,000      9.625%, 2/15/09                                         5,387
                 Sonat Inc.
        1,000      6.625%, 02/01/08                                          990
                 Southern Cal Edison
        2,000      3.44%, 01/13/06                                         2,003
                 Station Casinos
        4,000      6.875%, 3/1/16                                          3,970
                 Steel Dynamics, Inc.
        2,000      9.50%, 3/15/09                                          2,155
                 Stewart Enterprise - 144A
        1,000      6.25%, 02/15/13                                           970
                 Suntrust Bank
        4,000      3.12%, 10/3/05                                          4,002
                 Tenneco Automotive - 144A
        1,000      8.625%, 11/15/14                                          972
                 Texas Genco 144A
        2,000      6.875%, 12/15/14                                        2,005
                 Texas Industries, Inc.
        1,000      10.25%, 6/15/11                                         1,132
                 The Manitowoc Co.
        2,000      10.50%, 08/01/12                                        2,270
                 Toyota Motor Credit
        5,000      3.103,% 10/7/05                                         5,001
                 Transcontinental Gas
        1,000      6.25%, 1/15/08                                          1,020
                 Trinty Industries LE
        1,000      6.50%, 3/15/14                                            965

                      COLUMBUS CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                 TRW Automotive, Inc.
$       2,000     9.375%, 2/15/13                                  $       2,150
                 Tyco International Group
        1,000      6.375%, 02/15/06                                        1,018
                 Ultrapetrol Ltd. - 144A
        1,000      9.00%, 11/24/14                                           930
                 Union Pacific Corp
        5,000      6.79%, 11/9/07                                          5,291
                 Union Tank Car Co
        4,000      7.125%, 2/1/07                                          4,201
                 United Air Lines, Inc. - 00-2
        4,909      Default, 10/1/09^                                       1,748
                 United Air Lines, Inc. - 01-1
        5,000      Default, 9/1/11^                                        2,181
                 United Refining Co. - 144A
        2,000      10.50%, 8/15/12                                         2,010
                 US Steel Corp.
        3,000      9.75%, 5/15/10                                          3,323
                 USAA Capital Corp
        2,000      4.00%, 12/10/07                                         1,986
                 Videotron Itee
        2,000      6.875%, 1/15/014                                        2,010
                 Visteon Corp.
        3,000      7.00%, 03/10/14                                         2,550
                 Wal-Mart Stores
        5,000      8.00%, 09/15/06                                         5,273
                 Waste Management Inc.
        2,000      7.00%, 10/15/06                                         2,081
                 WCI Communities 144A
        2,000      6.625%, 03/15/15                                        1,860
                 Western Oil
        1,000      8.375%, 05/01/12                                        1,139
                 William Cos., Inc.
        1,000      7.125%, 9/1/11                                          1,044
                 Williams Scotsman, Inc.
        1,000      9.875%, 6/1/07                                            995
                 WITCO Corp.
        1,000      7.75%, 04/01/23                                         1,030
                 Wynn Las Vegas - 144A
        1,000      6.625%, 12/1/14                                           950
                 Xerox Corp.
        3,000      6.875%, 8/15/11                                         3,056
                                                                   =============

                 TOTAL CORPORATE BONDS (COST $494,200)             $     490,913
                                                                   -------------
    Shares       PREFERRED STOCKS                          0.5%
-------------
$         100      Istar Financial, Inc.                           $       2,485
                                                                   -------------

                 TOTAL PREFERRED STOCKS (COST $2,520)              $       2,485
                                                                   -------------


                 U.S. GOVERNMENT AGENCIES                  2.5%
  Principal
-------------
                 Fannie Mae
$      10,000      1.625%, 12/30/05                                $       9,858
                 Fannie Mae #73361
        4,097      6.445%, 01/01/06                                        4,133
                                                                   -------------
                 TOTAL U.S. GOVERTMENT AGENCIES (COST $14,060)     $      13,991
                                                                   -------------

                      COLUMBUS CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)


                 U.S. TREASURY BONDS AND NOTES             3.6%

                 US Treasury Bond
$       5,000      4.00%, 03/15/10                                 $       4,961
       15,000      3.375%, 02/15/08                                       14,775
                                                                   -------------
                 TOTAL U.S. TREASURY BONDS AND NOTES
                 (COST $19,774)                                    $      19,736
                                                                   -------------

                 SHORT-TERM INVESTMENT                     5.7%
$      32,176      UMB Bank Money Market Fiduciary                 $      32,176
                                                                   -------------
                 TOTAL SHORT-TERM INVESTMENT
                 (COST $32,176)                                    $      32,176
                                                                   -------------
                 TOTAL INVESTMENTS (COST $571,510)       103.0%          571,899

                 LIABILITIES LESS OTHER ASSETS           (3.0%)         (16,492)
                                                                   -------------
                 NET ASSETS                              100.0%    $     555,407
                                                                   =============

   ^Issue in default
   *Non-income producing

    See notes to financial statements

                       COLUMBUS CORPORATE OPPORTUNITY FUND


STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)

ASSETS:

    Investments, at value (cost $573,510)                $         571,899
    Cash                                                                42
    Interest receivable                                              6,583
    Receivable for securities sold                                   8,199
    Prepaid expenses                                                 5,746
                                                         -----------------

    Total assets                                                   592,469
                                                         -----------------

LIABILITIES:
    Payable for investment advisor fees                              5,491
    Payable for securities purchased                                 7,051
    Audit Fees Payable                                               9,830
    Directors' Fees Payable                                            119
    Other accrued expenses                                          14,571
                                                         -----------------

    Total liabilities                                               37,062
                                                         -----------------

NET ASSETS                                               $         555,407
                                                         =================

NET ASSETS CONSIST OF:
    Paid-in-capital                                      $         546,310
    Undistributed net investment income                                145
    Accumulated undistributed net realized
    gain on investments                                             10,563
    Net unrealized depreciation on investments                      (1,611)
                                                         -----------------

NET ASSETS                                               $         555,407
                                                         =================

SHARES OUTSTANDING, $0.0001 PAR VALUE,
    (UNLIMITED SHARES AUTHORIZED)                                   54,704

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                               $           10.15
    (NET ASSETS DIVIDED BY SHARES OUTSTANDING)           =================

See notes to financial statements.

                       COLUMBUS CORPORATE OPPORTUNITY FUND


STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2005 (UNAUDITED)


INVESTMENT INCOME:
    Interest                                             $          14,077
    Dividend                                                            47
                                                         -----------------

    Total investment income                                         14,124
                                                         -----------------

EXPENSES:
    Investment advisory fees                                         1,238
    Professional fees                                               31,760
    Shareholder servicing fees                                      23,412
    Administration and fund accounting fees                         19,004
    Custody fees                                                    12,702
    Federal and state registration fees                              2,965
    Directors' fees and expenses                                       197
    Insurance expense                                                  164
    Reports to shareholders                                             69
    Other expenses                                                   9,043
                                                         -----------------

    Total expenses before waiver and
      reimbursement of expenses                                    100,554

    Less:  Waiver and reimbursement of expenses                    (99,207)
                                                         -----------------

    Net expenses                                                     1,347
                                                         -----------------

NET INVESTMENT INCOME                                               12,777
                                                         -----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments                                13,522
    Change in unrealized appreciation/depreciation
      on investments                                                (8,200)
                                                         -----------------
    Net gain on investments                                          5,322
                                                         -----------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                $          18,099
                                                         =================
See notes to financial statements.

                       COLUMBUS CORPORATE OPPORTUNITY FUND


STATEMENT OF CHANGES IN NET ASSETS


                                               PERIOD ENDED
                                                MARCH 31,        PERIOD ENDED
                                                   2005         SEPTEMBER 30,
                                               (UNAUDITED)          2004(1)
                                              ----------------------------------
OPERATIONS:
    Net investment income                     $    12,777           18,183
    Net realized gain on investments               13,522           12,535
    Change in unrealized
      appreciation/depreciation
      on investments                               (8,200)           6,590
                                              ----------------------------------
       Net increase in net assets resulting
       from operations                             18,099           37,308
                                              ----------------------------------

DISTRIBUTIONS PAID FROM:
    Net investment income                         (14,657)         (18,035)
    Net realized gains                            (15,494)               -
                                              ----------------------------------
       Total distributions                        (30,151)         (18,035)
                                              ----------------------------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                        -          400,000
    Shares issued to shareholders in
    reinvestment of distributions                  30,151           18,035
                                              ----------------------------------
       Net increase from capital share
       transactions                                30,151          418,035
                                              ----------------------------------

TOTAL INCREASE IN NET ASSETS                       18,099          437,308

NET ASSETS:
    Beginning of period                           537,308          100,000
                                              ----------------------------------

    End of period                             $   555,407       $  537,308
                                              ==================================

Accumulated net investment income             $       145       $    2,024


TRANSACTIONS IN SHARES

    Shares sold                                         -           50,000
    Shares issued to shareholders in
      reinvestment of distributions                 2,934            1,770
                                              ----------------------------------

    Net increase                                    2,934           51,770
                                              ==================================



(1)Commenced operations on December 31, 2003.

   See notes to financial statements.

                       COLUMBUS CORPORATE OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period.

                                                PERIOD ENDED
                                                  MARCH 31,      PERIOD ENDED
                                                    2005         SEPTEMBER 30,
                                                 (UNAUDITED)         2004(1)
                                               -------------    -------------

NET ASSET VALUE, BEGINNING OF PERIOD           $    10.38       $    10.00


INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                            0.21             0.36
    Net realized and unrealized
      gain on investments                            0.14             0.38
                                               -------------    -------------

       Total from investment operations              0.35             0.74
                                               -------------    -------------

 DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income            (0.28)           (0.36)
    Distributions from capital gains                (0.30)               -
                                               -------------    -------------

       Total distributions                          (0.58)           (0.36)
                                               -------------    -------------
NET ASSET VALUE, END OF PERIOD                 $    10.15       $    10.38
                                               =============    =============


TOTAL RETURN(2)                                      3.43%            7.47%

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of year/period             $  555,407       $  537,308
    Ratio of expenses to average
      net assets(3)                                  0.49%            0.49%
    Ratio of expenses before waivers to
      average net assets(3)                         36.55%           72.49%
    Ratio of net investment income to
      average net assets(3)                          4.64%            4.75%
    Ratio of net investment income (loss)
       before waivers to average net assets(3)    (31.42)%         (67.25)%
    Portfolio turnover rate(2)                        132%             324%

(1)Commenced operations on December 31, 2003
(2)Not annualized for periods less than a year
(3)Annualized

   See notes to financial statements.

FUND OVERVIEW - COLUMBUS CORE FUND
------------------------------------------------------------------------------

PERFORMANCE REVIEW

                           Total Return as of 3/31/05*
------------------------------Percent Gain or Loss------------------------------

                                       Quarter Ended       Since Inception
                                          3/31/05          11/30/04-3/31/05
--------------------------------------------------------------------------------
Columbus Core Fund                        (0.82)                 0.16
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index               (0.48)                 0.44
--------------------------------------------------------------------------------

The performance data quoted here represents past performance. Investment return and principal will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Current performance may be lower or higher than the performance information quoted. Please keep in mind that the fund's performance, especially for very short periods of time, should not be the sole factor in your investment decision. To obtain performance information current to the most recent month end, please call 1-888-416-0400

*Total Return measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Total return reflects aggregate change and is not annualized.

The performance returns of the Fund reflect a fee waiver in effect. In the absence of existing waivers, total return is estimated to be 0.05% for the period 11/30/04 through 3/31/05.

The Lehman Aggregate Bond Index is an unmanaged, market value-weighted index of fixed-rate and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in fixed income securities. It is not possible to invest directly in an index.

FUND CHARACTERISTICS:  3/31/05

Sector Structure as a percentage of Total Investments                  Core Fund
                                                                    ------------
Agency                                                                     38.8%
Treasury                                                                   19.9%
Corporate Bonds                                                            17.1%
Short-Term Investments                                                      8.5%
Asset-Backed                                                                8.3%
Collateral Mortgage Obligation                                              7.4%
                                                                    ------------
       TOTAL                                                              100.0%


Fund composition will change over time due to ongoing management of the Fund. Reference to a specific security should not be construed as a recommendation of the Fund, its adviser or distributor.

                               COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

  Principal
   Amount                                                             Value
------------                                                    -------------

               ASSET BACKED SECURITIES                 9.8%

               CIT Equipment Collateral
$     35,018     1.54%, 2/20/06                                 $      34,938
               Citibank Credit Card
     145,000     2.71%, 10/15/09                                      145,076
               Conseco Finance Securitization
      10,716     5.16%, 5/1/33                                         10,742
               FHLMC Structured Pass Through
     410,409     7.00%, 3/25/44                                       427,870
               Freddie Mac
     174,925     3.50%, 1/15/23                                       172,850
               Freddie Mac
     189,000     3.00%, 3/15/19                                       186,377
               Freddie Mac
      95,838     3.50%, 1/15/23                                        94,664
               Freddie Mac
     145,000     3.00%, 11/15/13                                      141,502
               Fannie Mae Pool 255639
     286,533     5.00%, 2/1/15                                        287,814
               Fannie Mae
      47,000     3/50%, 4/25/11                                        46,463
               Freddie Mac
      54,000     3.50%, 10/25/21                                       53,376
               Ford Credit Auto Owner Trust
     175,000     3.08%, 7/15/07                                       174,515
               Freddie Mac
      85,041     4.00%, 7/15/14                                        84,895
               Keystone Owner Trust - 144A
      38,252     7.53%, 5/25/25                                        39,053
               Mid-State Trust
      75,043     4.864%, 7/15/38                                       71,822
               Oakwood Mortgage Investors Inc.
     110,877     7.70%, 9/15/20                                       112,869
               Oakwood Mortgage Investors Inc.
      45,247     6.60%, 5/15/21                                        45,651
               SLM Student Loan Trust
      90,000     3.14%, 4/26/10                                        90,000
               SSB RV Trust
      12,457     4.74%, 2/15/13                                        12,448
               WFS Financial Owner Trust
     115,000     2.50%, 12/17/07                                      114,331
                                                                -------------

               TOTAL ASSET BACKED SECURITIES (COST $2,447,351)  $   2,347,256
                                                                -------------

               COLLATERALIZED MORTGAGE OBLIGATIONS     8.7%

               Bear Stearns
$    447,326     2.96%, 8/13/39                                 $      45,689

               CAPCO America Securitization Corp.
      55,447     5.86% 10/15/30                                        56,435
               California Infrastructure PG&E
     105,097     6.42%, 9/25/08                                       107,349
               Commerical Mortgage Asset Trust
      80,140     6.25%, 1/17/32                                        80,978
               Commerical Mortgage Pass-Through
     236,552     3.251%, 6/10/38                                      223,402
               Commerical Mortgage Pass-Through - 144A
      72,000     2.06%, 9/15/14                                        72,082

                               COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

               Commerical Mortgage Pass-Through
$     58,496     6.145%, 5/15/32                                $      59,497
               Credit Suisse First Boston
      52,566     7.00%, 2/25/33                                        53,493
               Credit Suisse First Boston
      40,781     2.079%, 5/15/38                                       39,195
               Credit Suisse First Boston
       1,249     3.819%, 5/15/36                                        1,196
               Credit Suisse First Boston
         902     6.26%, 5/17/40                                           905
               Credit Suisse First Boston
      65,488     5.96%, 11/11/30                                       66,494
               Deutsche Mortgage Security Inc.
       3,404     3.02%, 1/25/34                                         3,404
               First Union Commercial Mortgage
      26,943     5.73%, 10/15/35                                       27,214
               GMAC Commerical Mortgage Security
     205,600     3.337%, 5/10/36                                      196,125
               GMAC Commerical Mortgage Security
       3,916     6.15%, 5/15/35                                         3,921
               GMAC Commerical Mortgage Security
      62,090     5.83%, 5/15/33                                        63,200
               LB Commerical Conduit Mortgage
      80,806     5.87%, 10/15/35                                       81,545
               LB-UBS Commercial Mortgage Trust
      76,253     2.599%, 5/15/27                                       73,561
               Mortgage Capital Funding Inc.
    8,942.31     6.001%, 11/18/31                                       8,974
               Morgan Stanley Capital
     176,922     3.27%, 5/15/40                                       166,764
               Morgan Stanley Capital
      50,377     5.91%, 11/15/31                                       51,200
               Nomura Asset Acceptance Corporation
      69,053     3.05%, 11/25/34                                       69,092
               Nomura Asset Securities Corporation
      28,591     6.28%, 3/15/30                                        29,323
               Nationslink Funding Corporation
      30,453     6.001%, 8/20/30                                       30,660
               NYC Mortgage Loan Trust - 144A
      72,000     6.75%, 6/1/96                                         79,200
               TIAA Real Estate CDO Ltd. - 144A
       1,411     5.77%, 6/19/16                                         1,426
               Wachovia Bank Commercial Mortgage Trust
      52,888     4.539%, 4/15/34                                       53,170
               Wachovia Bank Commercial Mortgage Trust
     131,674     3.065%, 2/15/41                                      127,105
               Wachovia Bank Commercial Mortgage Trust
     119,188     2.986%, 6/15/35                                      111,200
               Wachovia Bank Commercial Mortgage Trust
     122,064     3.291%, 12/15/35                                     118,859
                                                                -------------

               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (COST $2,119,420)                              $   2,102,658
                                                                -------------

               CORPORATE BONDS                        20.0%

               Aid-Israel
 $ 59,000.00     5.50%, 9/18/23                                 $      62,409
               Allstate Life GL
   76,000.00     4.25%, 2/26/10                                        74,424
               American Airlines
      87,604     3.67%, 9/23/07                                        87,804
               American Gen Finance
      84,000     3.875%, 10/1/09                                       80,646
               American Ref-Fuel Co - 144A
      87,273     6.26%, 12/31/15                                       88,867

                               COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

               AOL Time Warner
$     27,000     7.625%, 4/15/31                                $      31,719
               AT&T Wireless Service
      54,000     7.875%, 3/1/11                                        61,419
               Atmos Energy Corp.
      67,000     4.00%, 10/15/09                                       64,508
               Bellsouth Corp.
      39,000     4.75%, 11/15/12                                       38,083
               British Telecom PLC
      71,000     8.125%, 12/15/10                                      82,488
               Burlington North Santa Fe
     148,000     4.575%, 1/15/21                                      143,977
               Burlington North Santa Fe
      17,772     6.96%, 3/22/09                                        18,775
               CIT Group Inc.
      53,000     3.65%, 11/23/07                                       51,878
               Conseco Finance
    8,718.57     5.15%, 2/1/06                                          8,750
               Consumers Energy Co.
      69,000     4.40%, 8/15/09                                        67,720
               Cox Communications Inc. - 144A
      88,000     4.625%, 1/15/10                                       85,510
               CSFB London - 144A
      53,000     7.90%, Perpetual                                      56,479
               CSFB USA INC
      56,000     4.125%, 1/15/10                                       54,295
               Devon Energy Corp.
      78,000     2.75%, 8/1/06                                         76,288
               Dominion Resources
     133,000     3.66%, 11/15/06                                      131,961
               DTE Energy Company
      55,000     6.65%, 4/15/09                                        58,694
               Duke Energy Corp.
      62,000     3.75%, 3/5/08                                         60,822
               Entergy Arkansas
      78,000     5.00%, 7/1/18                                         73,320
               Entergy Gulf States
      33,000     4.875%, 11/1/11                                       32,490
               Entergy Mississippi Inc.
      35,000     4.95%, 6/1/18                                         33,070
               ERP Operating LP
      59,000     4.75%, 6/15/09                                        59,020
               Ford Motor Company
     110,000     7.45%, 7/16/31                                        99,504
               Ford Motor Credit Company
      30,000     7.00%, 10/1/13                                        29,061
               General Elec Cap Cor
     116,000     4.375%, 11/21/11                                     113,261
               Georgia Power Company
      69,000     4.875%, 7/15/07                                       70,038
               GMAC Commercial Mortgage Security
     101,000     8.00%, 11/1/31                                        87,955
               Goldman Sachs Group
      67,000     3.875%, 1/15/09                                       65,249
               Hartford Life GF
      54,000     3.18%, 9/15/09                                        53,761
               Household Finance Corp.
  110,000.00     4.125%, 11/16/09                                     106,955
               ICI Wilmington
      78,000     4.375%, 12/1/08                                       77,038
               John Deere Capital
      80,000     2.85%, 7/11/05                                        80,060
               Kiowa Power Partners LLC - 144A
     116,000     4.811%, 12/30/13                                     113,500

                               COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

               Liberty Property LP
$     41,000     7.75%, 4/15/09                                 $      45,083
               Met Life Global Funding Inc. - 144A
     144,000     4.25%, 7/30/09                                       141,633
               Northern Border Pipe
     127,000     6.25%, 5/1/07                                        131,511
               NY Life Global Funding - 144A
      84,000     3.875%, 1/15/09                                       82,238
               Pacific Life Global Funding-144A
      51,000     3.75%, 1/15/09                                        49,532
               Pacific Gas & Electric
      84,000     3.60%, 3/1/09                                         80,834
               PF Export Rec Master Trust-144A
     105,737     3.748%, 6/1/13                                       100,076
               Pioneer Natural Resource
      62,000     6.50%, 1/15/08                                        64,932
               PPL Electric Utilities Corp.
      33,000     5.875%, 8/15/07                                       34,061
               Principal Life Inc.
     126,000     3.20%, 4/1/09                                        119,636
               Protective Life Secd
      96,000     4.00%, 10/7/09                                        93,266
               PSEG Power
      55,000     5.50%, 12/1/15                                        55,322
               Public Service Company of Colorado
     121,000     4.375%, 10/1/08                                      120,512
               Public Service E&G
      74,000     4.00%, 11/1/08                                        72,644
               SBC Communications
      90,000     4.125%, 9/15/09                                       87,536
               Sempra Energy
      85,000     4.621%, 5/17/07                                       85,337
               Simon Property Group LP
      71,000     4.875%, 8/15/10                                       70,206
               Southern Cal Edison
      55,000     2.93%, 1/13/06                                        55,093
               Southern Cal Edison
      87,000     8.00%, 2/15/07                                        92,638
               Sprint Capital Corp.
      92,000     8.375%, 3/15/12                                      107,520
               Telecom Italia Cap. - 144A
     140,000     4.00%, 1/15/10                                       133,843
               Telefonos Mexico
      38,000     4.50%, 11/19/08                                       37,360
               Texas Eastern Transmission
      35,000     5.25%, 7/15/07                                        35,543
               Tyco International Group SA
      44,000     6.75%, 2/15/11                                        47,678
               Union Pacific Corp.
      82,609     5.404%, 7/2/25                                        82,765
               US Bank NA
      63,000     2.87%, 2/1/07                                         61,750
               Valero Energy
      62,000     3.50%, 4/1/09                                         59,062
               Viacom Inc.
      70,000     7.70%, 7/30/10                                        78,254
               WI Electric Power
      59,000     3.50%, 12/1/07                                        57,792
                                                                -------------

               TOTAL CORPORATE BONDS (COST $4,861,514)          $   4,865,455
                                                                -------------

                               COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)


               U.S. GOVERNMENT AGENCIES               45.3%

               Freddie Mac
$     15,030     6.50%, 12/25/08                                $      15,439
               Freddie Mac
     168,000     2.20%, 7/28/06                                       164,445
               Freddie Mac
     865,000     3.625%, 2/15/08                                      852,496
               Freddie Mac
      81,077     4.00%, 5/1/14                                         78,891
               Freddie Mac
     177,914     5.00%, 3/1/15                                        178,255
               Freddie Mac
     143,708     5.00%, 1/1/11                                        144,780
               Freddie Mac
       5,674     3.25%, 7/15/20                                         5,667
               Freddie Mac
     109,276     4.00%, 9/15/09                                       109,458
               Freddie Mac
      61,403     4.00%, 10/15/09                                       61,508
               Freddie Mac
      53,100     2.75%, 2/15/16                                        52,998
               Freddie Mac
     134,000     2.00%, 4/15/22                                       129,960
               Freddie Mac
     115,378     4.50%, 2/15/20                                       115,760
               Freddie Mac
      67,000     4.00%, 9/15/12                                        67,042
               Freddie Mac 2890 AP
     161,000     3.75%, 12/15/11                                      159,170
               Freddie Mac 2892 QR
     115,000     4.00%, 11/15/23                                      112,373
               Freddie Mac 2893
     298,857     4.00%, 4/15/25                                       295,227
               FHLMC Structured Pass Through
      37,499     1.524%, 12/15/08                                      37,036
               Freddie Mac 2900 PA
     225,000     4.50%, 3/15/14                                       225,679
               Freddie Mac
      53,000     4.00%, 10/15/23                                       52,351
               Fannie Mae
         906     2.92%, 5/25/09                                           906
               Fannie Mae Grantor Trust
     135,158     7.00%, 12/25/41                                      140,716
               Fannie Mae Grantor Trust
      95,953     7.00%, 11/25/43                                      100,403
               Fannie Mae
     100,000     2.65%, 4/25/06                                        98,810
               Fannie Mae
      67,000     2.10%, 4/19/06                                        65,853
               Fannie Mae
     865,000     3.625%, 3/15/07                                      859,133
               Fannie Mae
     635,000     3.25%, 3/17/06                                       632,160
               Fannie Mae Pool 385537
     341,000     4.745%, 11/1/12                                      334,753
               Fannie Mae Pool 386341
      84,810     3.81%, 8/1/13                                         79,462
               Fannie Mae Pool 386802
     103,865     4.90%, 1/1/14                                        103,769
               Fannie Mae Pool 545938
     124,351     5.111%, 11/1/12                                      126,259
               Fannie Mae Pool 555148
     134,119     4.964%, 1/1/13                                       135,099
               Fannie Mae Pool 555203
     152,511     7.00%, 9/1/32                                        160,373
               Fannie Mae Pool 763019
      56,178     5.00%, 8/1/13                                         56,409

                               COLUMBUS CORE FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

               Fannie Mae Pool 768008
 $   103,465     5.00%, 6/1/13                                  $     103,892
               Fannie Mae Pool 768009
      58,951     5.00%, 6/1/13                                         59,194
               Fannie Mae
     175,000     5.50%, 7/25/42                                       176,264
               Fannie Mae TBA 15YR
     621,000     5.00%, 5/1/20                                        619,059
               Fannie Mae TBA 30YR
   1,775,000     6.00%, 5/15/35                                     1,809,946
               Fannie Mae TBA 30YR
     705,000     5.00%, 5/1/35                                        687,155
               Fannie Mae Discount Note
     610,000     6/22/2005                                            606,040
               Fannie Mae Pool 387219
     133,651     4.125%, 1/1/10                                       130,874
               Fannie Mae Pool 254865
     243,738     4.50%, 9/1/18                                        238,752
               Fannie Mae Pool 254659
      51,640     4.50%, 2/1/13                                         51,171
               Fannie Mae Pool 254758
      62,414     4.50%, 6/1/13                                         62,219
               Fannie Mae Pool 254806
      96,663     4.50%, 7/1/13                                         96,396
               Fannie Mae
     121,690     4.50%, 11/25/09                                      121,953
               Fannie Mae
     106,032     5.00%, 2/25/18                                       107,003
               Fannie Mae
     123,326     5.00%, 3/25/34                                       123,802
               Fannie Mae
     110,000     4.00%, 4/25/24                                       108,281
               Fannie Mae Whole Loan
     165,309     7.50%, 5/25/44                                       174,931
                                                                -------------

               TOTAL U.S. GOVERTMENT AGENCIES
                 (COST $11,073,713)                             $  11,029,572
                                                                -------------


               U.S. TREASURY BONDS AND NOTES          23.3%

               US Treasury Bond
$    165,000     4.00%, 3/15/10                                 $     163,711
     277,000     4.25%, 11/15/14                                      271,276
     265,000     7.50%, 11/15/16                                      332,244
     585,000     5.25%, 11/15/28                                      615,233
     470,000     5.25%, 2/15/29                                       494,914
     699,000     5.375%, 2/15/31                                      761,828
               US Treasury Note
   1,050,000     1.625%, 2/28/06                                    1,033,430
   1,200,000     2.375%, 8/15/06                                    1,180,172
     130,000     3.125%, 1/31/07                                      128,527
     595,000     3.78%, 3/31/07                                       594,535
               US Treasury Strip
     295,000     11/15/2027                                            96,735
                                                                -------------

               TOTAL U.S. TREASURY BONDS AND NOTES
                 (COST $5,664,334)                              $   5,672,605
                                                                -------------

               SHORT-TERM INVESTMENT                   9.9%

               Citigroup Global Commercial
               Paper
$    215,000     7/13/2005                                      $     213,093
   2,204,147   UMB Bank Money Market Fiduciary                      2,204,147
                                                                -------------

               TOTAL SHORT-TERM INVESTMENT
                 (COST $2,417,333)                              $   2,417,240
                                                                -------------

               TOTAL INVESTMENTS (COST $28,583,665)  116.9%     $  28,434,786


               LIABILITIES LESS OTHER ASSETS        (16.9%)        (4,114,395)
                                                                -------------

               NET ASSETS                            100.0%     $  24,320,391
                                                                =============

    See notes to financial statements.

                               COLUMBUS CORE FUND


STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)

ASSETS:

    Investments, at value (cost $28,583,665)                     $    28,434,786
    Interest receivable                                                  175,198
    Receivable for securities sold                                    10,424,698
    Due from Advisor                                                      21,464
    Prepaid expenses                                                       7,181
                                                                 ---------------
    Total assets                                                      39,063,327
                                                                 ---------------

LIABILITIES:

    Payable for securities purchased                                  14,435,398
    Due to Custodian                                                     274,083
    Audit Fees Payable                                                     5,824
    Legal Expense Payable                                                  3,409
    Other accrued expenses                                                24,222
                                                                 ---------------
    Total liabilities                                                 14,742,936
                                                                 ---------------

NET ASSETS                                                       $    24,320,391
                                                                 ===============

NET ASSETS CONSIST OF:
    Paid-in-capital                                              $    24,588,266
    Undistributed net investment income                                    4,928
    Accumulated undistributed net realized loss on investments         (123,924)
    Net unrealized depreciation on investments                         (148,879)
                                                                 ---------------

NET ASSETS                                                           $24,320,391
                                                                 ===============

SHARES OUTSTANDING, $0.0001 PAR VALUE,
    (UNLIMITED SHARES AUTHORIZED)                                      2,457,777

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                       $          9.90
    (NET ASSETS DIVIDED BY SHARES OUTSTANDING)                   ===============




See notes to financial statements.

                               COLUMBUS CORE FUND


STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2005(1) (UNAUDITED)


INVESTMENT INCOME:
    Interest                                                      $      186,663
                                                                  --------------

    Total investment income                                              186,663
                                                                  --------------
EXPENSES:
    Investment advisory fees                                              16,751
    Shareholder servicing fees                                            14,255
    Administration and fund accounting fees                               12,737
    Professional fees                                                      9,506
    Custody fees                                                           7,956
    Reports to shareholders                                                3,315
    Directors' fees and expenses                                           2,952
    Federal and state registration fees                                    1,176
    Other expenses                                                         5,138
                                                                  --------------

    Total expenses before waiver and reimbursement of expenses            73,786

    Less:  Waiver and reimbursement of expenses                         (64,215)
                                                                  --------------
    Net expenses                                                           9,571
                                                                  --------------
NET INVESTMENT INCOME                                                    177,092
                                                                  --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized loss on investments                                   (123,924)
    Change in unrealized appreciation/depreciation on
    investments                                                        (148,879)
                                                                  --------------
    Net loss on investments                                            (272,803)
                                                                  --------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                         $     (95,711)
                                                                  ==============

(1)Commenced operations on November 30, 2004.

   See notes to financial statements.

                               COLUMBUS CORE FUND


STATEMENT OF CHANGES IN NET ASSETS


                                                                        PERIOD
                                                                        ENDED
                                                                       MARCH 31,
                                                                        2005(1)
                                                                     (UNAUDITED)
                                                                  --------------
OPERATIONS:
    Net investment income                                         $     177,092
    Net realized loss on investments                                   (123,924)
    Change in unrealized appreciation/depreciation on investments      (148,879)
                                                                  --------------
       Net decrease in net assets resulting from operations             (95,711)
                                                                  --------------

DISTRIBUTIONS PAID FROM:
    Net investment income                                              (172,164)
                                                                  --------------
       Total distributions                                             (172,164)
                                                                  --------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                                     24,416,102
    Shares issued to shareholders in reinvestment
      of distributions                                                  172,164
                                                                  --------------
       Net increase from capital share transactions                  24,588,266
                                                                  --------------

TOTAL INCREASE IN NET ASSETS                                         24,320,391

NET ASSETS:
    Beginning of period                                                       -
                                                                  --------------

    End of period                                                 $  24,320,391
                                                                  ==============

    Accumulated net investment income                                     4,928

TRANSACTIONS IN SHARES

    Shares sold                                                       2,443,688
    Shares issued to shareholders in reinvestment
      of distributions                                                   14,089
                                                                  --------------

    Net increase                                                      2,457,777
                                                                  ==============

(1)Commenced operations on November 30, 2004.

   See notes to financial statements.

                               COLUMBUS CORE FUND

FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period.

                                                                    PERIOD ENDED
                                                                       MARCH 31,
                                                                       2005(1)
                                                                     (UNAUDITED)

NET ASSET VALUE, BEGINNING OF PERIOD                              $       10.00

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                  0.12
    Net realized and unrealized loss on investments                       (0.10)
                                                                  --------------

       Total from investment operations                                    0.02
                                                                  --------------

 DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income                                  (0.12)
                                                                  --------------

       Total distributions                                                (0.12)
                                                                  --------------

NET ASSET VALUE, END OF PERIOD                                    $        9.90
                                                                  ==============


TOTAL RETURN(2)                                                            0.44%

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of year/period                                $  24,320,391
    Ratio of expenses to average net assets(3)                             0.20%
    Ratio of expenses before waivers to average net assets(3)              1.54%
    Ratio of net investment income to average net assets(3)                3.70%
    Ratio of net investment income (loss)
       before waivers to average net assets(3)                             0.78%
    Portfolio turnover rate(2)                                              253%

(1)Commenced operations on November 30, 2004.
(2)Not annualized for periods less than a year
(3)Annualized

 See notes to financial statements.

FUND OVERVIEW - COLUMBUS CORE PLUS FUND
------------------------------------------------------------------------------

PERFORMANCE REVIEW

                           Total Return as of 3/31/05*
------------------------------Percent Gain or Loss------------------------------

                                       Quarter Ended       Since Inception
                                          3/31/05          11/30/04-3/31/05
--------------------------------------------------------------------------------
Columbus Core Plus Fund                   (0.73)                 0.24
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index               (0.48)                 0.44
--------------------------------------------------------------------------------

The performance data quoted here represents past performance. Investment return and principal will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Current performance may be lower or higher than the performance information quoted. Please keep in mind that the fund's performance, especially for very short periods of time, should not be the sole factor in your investment decision. To obtain performance information current to the most recent month end, please call 1-888-416-0400

*Total Return measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Total return reflects aggregate change and is not annualized.

The performance returns of the Fund reflect a fee waiver in effect. In the absence of existing waivers, total return is estimated to be 0.05% for the period 11/30/04 through 3/31/05.

The Lehman Aggregate Bond Index is an unmanaged, market value-weighted index of fixed-rate and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in fixed income securities. It is not possible to invest directly in an index.

FUND CHARACTERISTICS:  3/31/05

Sector Structure                                                  Core Plus Fund
                                                                  --------------
Agency                                                                     39.3%
Treasury                                                                   24.6%
Corporate Bonds                                                            17.2%
Short-Term Investments                                                      6.9%
Asset-Backed                                                                6.1%
Collateral Mortgage Obligation                                              5.9%
                                                                  --------------
       TOTAL                                                             100.00%


Fund composition will change over time due to ongoing management of the Fund. Reference to a specific security should not be construed as a recommendation of the Fund, its adviser or distributor.

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

    Principal
      Amount                                                           Value
--------------                                                  --------------

                 ASSET BACKED SECURITIES                  7.3%

                 CIT Equipment Collateral
$     122,562       1.54%, 2/20/06                              $    122,283
                 Citibank Credit Card
      550,000       2.71%, 10/15/09                                  550,289
                 FHLMC Structured Pass Through
    1,739,317       7.00%, 3/25/44                                 1,813,317
                 Freddie Mac
      358,925       3.50%, 1/15/23                                   354,669
                 Freddie Mac
      383,000       3.00%, 3/15/19                                   377,684
                 Freddie Mac
      398,163       3.50%, 1/15/23                                   393,288
                 Fannie Mae #255639
      869,478       5.00%, 2/1/15                                    873,366
                 Fannie Mae
      237,000       3/50%, 4/25/11                                   234,292
                 Freddie Mac
      166,000       3.50%, 10/25/21                                  164,081
                 Ford Credit Auto Owner Trust
      660,000       3.08%, 7/15/07                                   658,170
                 Freddie Mac
      289,670       4.00%, 7/15/2014                                 289,175
                 Mid-State Trust
      130,128       4.864%, 7/15/38                                  124,542
                 MEGO Mortgage Home Loan Trust
        1,390       7.275%, 8/25/17                                    1,387
                 SLM Student Loan Trust
      335,000       3.139%, 4/26/10                                  335,000
                 SSB RV Trust
       23,130       4.74%, 2/15/13                                    23,112
                 WFS Financial Owner Trust
      425,000       2.50%, 12/17/07                                  422,529
                                                                --------------

                 TOTAL ASSET BACKED SECURITIES
                    (COST $7,557,310)                           $  6,737,184
                                                                --------------


                 COLLATERALIZED MORTGAGE OBLIGATIONS      7.1%

                 Bear Stearns
$     146,361       2.96%, 8/13/39                              $    141,298
                 CAPCO America Securitization Corp.
      310,216       5.86% 10/15/30                                   315,743
                 Chase Commercial Mortgage Securities Corp.
       31,000       6.60%, 12/19/29                                   32,412
                 California Infrastructure PG&E
      253,603       6.42%, 9/25/08                                   259,038
                 Commerical Mortgage Asset Trust
       57,701       6.25%, 1/17/32                                    58,304
                 Commerical Mortgage Pass-Through - 144A
      887,520       3.251%, 6/10/38                                  838,182
                 Commerical Mortgage Pass-Through
      141,000       2.06%, 9/15/14                                   141,160
                 Commerical Mortgage Pass-Through
      517,331       6.145%, 5/15/32                                  526,183
                 Credit Suisse First Boston - 144A
      134,142       7.00%, 2/25/33                                   136,508
                 Credit Suisse First Boston
      163,895       2.079%, 5/15/38                                  157,519

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                 Credit Suisse First Boston
$       2,550       3.819%, 5/15/36                             $      2,441
                 Credit Suisse First Boston
       67,762       5.96%, 11/11/30                                   68,803
                 Deutsche Mortgage Security Inc.
        6,422       3.02%, 1/25/34                                     6,422
                 GMAC Commerical Mortgage Security
      106,872       7.273%, 8/16/33                                  111,877
                 GMAC Commerical Mortgage Security
      794,708       3.337%, 5/10/36                                  754,417
                 GMAC Commerical Mortgage Security
       15,664       6.15%, 5/15/35                                    15,684
                 GMAC Commerical Mortgage Security
      110,788       5.83%, 5/15/33                                   112,769
                 LB Commerical Conduit Mortgage
      155,866       5.87%, 10/15/35                                  157,292
                 LB-UBS Commercial Mortgage Trust
      568,651       2.599%, 5/15/27                                  548,577
                 Mortgage Capital Funding Inc.
       28,430       6.001%, 11/18/31                                  28,530
                 Morgan Stanley Capital
      689,296       3.27%, 5/15/40                                   649,720
                 Morgan Stanley Capital
      115,839       5.91%, 11/15/31                                  117,733
                 Nomura Asset Acceptance Corporation
      279,500       3.05%, 11/25/34                                  279,658
                 Nomura Asset Securities Corporation
      127,106       6.28%, 3/15/30                                   130,360
                 Nationslink Funding Corporation
       31,517       6.001%, 8/20/30                                   31,732
                 NYC Mortgage Loan Trust - 144A
      163,000       6.75%, 6/1/96                                    179,300
                 Salomon Brothers Mortgage Securities
    21,005.26       7.298%, 7/18/33                                   20,971
                 TIAA Real Estate CDO Ltd. - 144A
        7,224       5.77%, 6/19/16                                     7,302
                 Wachovia Bank Commercial Mortgage Trust
      235,916       3.065%, 2/15/41                                  227,730
                 Wachovia Bank Commercial Mortgage Trust
      208,616       2.986%, 6/15/35                                  194,635
                 Wachovia Bank Commercial Mortgage Trust
      324,914       3.291%, 12/15/35                                 316,383
                                                                --------------

                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                    (COST $6,609,059)                           $  6,568,683
                                                                --------------

                 CORPORATE BONDS                         20.7%

                 ABITIBI Consolidated Inc.
$      49,000       8.85%, 8/1/30                               $     45,938
                 ABITIBI Consolidated Inc.
       82,000       8.30%, 8/1/29                                     74,415
                 Aid-Israel
      221,000       5.50%, 9/18/23                                   233,770
                 Alabama Power Co.
       79,000       3.50%, 11/15/07                                   77,393
                 Allied Waste Industries
      135,000       7.40%, 9/15/35                                   110,700
                 Allstate Life GL
      319,000       4.25%, 2/26/10                                   312,383
                 American Airlines
      782,958       3.67%, 9/23/07                                   784,751
                 American Gen Finance
      349,000       3.875%, 10/1/09                                  335,066

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                 American Ref-Fuel Co - 144A
$     171,927       6.26%, 12/31/15                             $    175,068
                 AOL Time Warner
       52,000       7.625%, 4/15/31                                   61,088
                 AT&T Wireless Service
      233,000       7.875%, 3/1/11                                   265,013
                 Atmos Energy Corp.
      283,000       4.00%, 10/15/09                                  272,476
                 Bellsouth Corp.
      168,000       4.75%, 11/15/12                                  164,051
                 British Telecom PLC
      339,000       8.125%, 12/15/10                                 393,850
                 Calpine Corp - 144A
       89,000       9.625%, 9/30/14                                   89,222
                 Charter Communications Holdings
       33,000       11.125%, 1/15/11                                  26,648
                 Charter Communications Holdings
       66,000       9.625%, 11/15/09                                  51,645
                 Charter Communications Holdings
       77,000       8.625%, 4/1/09                                    59,483
                 Chesapeake Energy
      100,000       6.875%, 1/15/16                                  101,000
                 Citigroup Global Commercial Paper
      795,000       7/13/2005                                        787,948
                 CIT Group Inc.
      235,000       3.65%, 11/23/07                                  230,024
                 Conseco Finance
       45,012       5.15%, 2/1/06                                     45,173
                 Consolidated Natural Gas
      202,000       5.00%, 12/1/14                                   197,511
                 Consumers Energy Co.
      133,000       4.40%, 8/15/09                                   130,533
                 Cox Communications Inc. - 144A
      170,000       4.625%, 1/15/10                                  165,190
                 CSFB London
      116,000       7.90%, Perpetual                                 123,614
                 CSFB USA INC
      350,000       4.125%, 1/15/10                                  339,342
                 Dana Corp. - 144A
      176,000       5.85%, 1/15/15                                   155,037
                 Delphi Corp.
       90,000       6.50%, 8/15/13                                    73,968
                 Devon Energy Corp.
      314,000       2.75%, 8/1/06                                    307,108
                 Dow Jones - 144A
      913,000       7.75%, 12/29/09                                  891,316
                 DTE Energy Company
      253,000       6.65%, 4/15/09                                   269,991
                 Duke Energy Field Services
      148,000       5.75%, 11/15/06                                  151,199
                 Edison Mission - 144A
      230,492       7.33%, 9/15/08                                   234,526
                 El Paso Natural Gas
       63,000       8.375%, 6/15/32                                   69,220
                 Entergy Gulf States
      209,000       4.875%, 11/1/11                                  205,771
                 Entergy Louisiana
       89,000       5.50%, 4/1/19                                     86,960
                 Enterprise Products
      292,000       4.00%, 10/15/07                                  285,875
                 First Energy Corp.
      282,000       6.45%, 11/15/11                                  297,523
                 Ford Motor Company
      331,000       7.45%, 7/16/31                                   299,418

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                 Ford Motor Credit Company
$     220,000       7.00%, 7/16/31                              $    213,117
                 General Elec Cap Cor
      498,000       4.375%, 11/21/11                                 486,240
                 General Motors
      195,000       8.375%, 7/15/33                                  166,868
                 GMAC Commercial Mortgage Security
      200,000       6.75%, 12/1/14                                   172,761
                 GMAC Commercial Mortgage Security
      442,000       8.00%, 11/1/31                                   384,912
                 Goldman Sachs Group
      277,000       3.875%, 1/15/09                                  269,762
                 Hartford Life GF
      235,000       3.18%, 9/15/09                                   233,959
                 Host Marriott LP
      109,000       9.50%, 1/15/07                                   114,995
                 Household Finance Corp.
      453,000       4.125%, 11/16/09                                 440,461
                 ICI Wilmington
      340,000       4.375%, 12/1/08                                  335,806
                 John Deere Capital
      295,000       2.85%, 7/11/05                                   295,219
                 Kiowa Power Partners LLC - 144A
      233,000       4.811%, 12/30/13                                 227,979
                 Liberty Property LP
      110,000       7.75%, 4/15/09                                   120,954
                 Met Life Global Funding Inc. - 144A
      568,000       4.25%, 7/30/09                                   558,664
                 MGM Mirage Inc.
       82,000       6.00%, 10/1/09                                    80,873
                 Nextel Communications
      140,000       5.95%, 3/15/14                                   139,300
                 NY Life Global Funding - 144A
      387,000       3.875%, 1/15/09                                  378,883
                 Pacific Life Global Funding - 144A
      120,000       3.75%, 1/15/09                                   116,545
                 Pacific Gas & Electric
      335,000       3.60%, 3/1/09                                    322,373
                 PEPCO Holdings Inc.
       95,000       3.75%, 2/15/06                                    94,899
                 Pioneer Natural Resource
      127,000       6.50%, 1/15/08                                   133,006
                 PNPP II FDG Corp.
       59,483       8.51%, 11/30/06                                   60,991
                 PPL Electric Utilities Corp.
       62,000       5.875%, 8/15/07                                   63,994
                 Principal Life Inc.
      244,000       3.20%, 4/1/09                                    231,676
                 Progress Rail - 144A
      150,000       7.75%, 4/1/12                                    150,000
                 Protective Life Secd
      105,000       4.00%, 10/7/09                                   102,010
                 PSEG Power
      176,000       5.50%, 12/1/15                                   177,030
                 Public Service Company of Colorado
      237,000       4.375%, 10/1/08                                  236,044
                 Qwest Corp.
       99,000       7.20%, 11/10/26                                   89,595
                 Roger Wireless Inc.
       93,000       7.50%, 3/15/15                                    96,022
                 Roger Wireless Inc.
       61,000       6.375%, 3/1/14                                    59,170
                 Rouse Company
      110,000       3.625%, 3/15/09                                  102,915

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                 SBC Communications
$     372,000       4.125%, 9/15/09                             $    361,816
                 Sempra Energy
      276,000       4.621%, 5/17/07                                  277,094
                 Simon Property Group LP
      148,000       4.875%, 8/15/10                                  146,345
                 Sithe/Independence Funding
      215,414       8.50%, 6/30/07                                   222,197
                 Southern Cal Edison
       52,000       8.0%, 2/15/07                                     55,370
                 Sprint Capital Corp.
      230,000       8.375%, 3/15/12                                  268,800
                 Telecom Italia Cap. - 144A
      585,000       4.0%, 1/15/10                                    559,271
                 Telefonos Mexico
      162,000       4.5%, 11/19/08                                   159,270
                 Texas Eastern Transmission
      260,000       5.25%, 7/15/07                                   264,035
                 Transcontinental Gas
       81,000       6.25%, 1/15/08                                    82,620
                 TXU Corp. - 144A
      195,000       6.55%, 11/15/34                                  184,869
                 Tyson Foods
      162,000       7.25%, 10/01/06                                  169,032
                 Tyco International Group SA
      194,000       6.75%, 2/15/11                                   210,215
                 US Steel Corp.
       92,000       9.75%, 5/15/10                                   101,890
                 Valero Energy
      205,000       3.50%, 4/1/09                                    195,286
                 Visteon Corp.
      195,000       7.00%, 3/10/14                                   165,750
                 WI Electric Power
      127,000       3.50%, 12/1/07                                   124,399
                                                                --------------

                 TOTAL CORPORATE BONDS (COST $18,716,309)       $  19,186,489
                                                                --------------

                 U.S. GOVERNMENT AGENCIES                47.2%

                 FHLMC
$      39,163       5.50%, 10/25/23                             $     39,010
                 FHLMC
    3,175,000       3.625%, 2/15/08                                3,129,102
                 Freddie Mac
      508,982       4.00%, 5/1/14                                    495,258
                 Freddie Mac
      573,280       5.00%, 3/1/15                                    574,376
                 FGSB Pool
       39,706       5.00%, 11/1/09                                    40,023
                 FHLMC
      285,964       5.00%, 11/1/11                                   288,097
                 Freddie Mac
        9,687       3.25%, 7/15/20                                     9,675
                 Freddie Mac
      183,828       4.00%, 9/15/09                                   184,135
                 Freddie Mac
      159,648       4.00%, 10/15/09                                  159,921
                 Freddie Mac
      397,820       2.75%, 2/15/16                                   397,058
                 Freddie Mac
      560,000       2.00%, 4/15/22                                   543,117
                 Freddie Mac
      394,414       4.50%, 2/15/20                                   395,718
                 Freddie Mac
      125,000       4.00%, 9/15/12                                   125,079

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                 Freddie Mac 2890 AP
$     706,000       3.75%, 12/15/11                             $    697,976
                 Freddie Mac 2892 QR
      504,000       4.00%, 11/15/23                                  492,488
                 Freddie Mac 2893
    1,135,655       4.00%, 4/15/25                                 1,121,862
                 FHLMC Structured Pass Through
       98,083       1.524%, 12/15/08                                  96,872
                 Freddie Mac 2900 PA
      443,000       4.50%, 3/15/14                                   444,337
                 Freddie Mac
      181,000       4.00%, 10/15/23                                  178,782
                 Fannie Mae Grantor Trust
      598,846       7.00%, 12/25/41                                  623,470
                 Fannie Mae Grantor Trust
      527,399       7.00%, 11/25/43                                  551,863
                 Fannie Mae
      370,000       2.65%, 4/25/06                                   365,596
                 Fannie Mae
      114,000       2.10%, 4/19/06                                   112,048
                 Fannie Mae
    3,072,000       3.25%, 3/17/06                                 3,058,262
                 Fannie Mae
    3,190,000       3.625%, 3/15/07                                3,168,362
                 Fannie Mae Pool 386341
      298,878       3.81%, 8/1/13                                    279,922
                 Fannie Mae Pool 386802
      297,878       4.90%, 1/1/14                                    297,601
                 Fannie Mae Pool 433043
       10,830       6.50%, 6/1/28                                     11,282
                 Fannie Mae
       10,554       6.50%, 11/1/28                                    10,995
                 Fannie Mae
        5,036       6.50%, 11/1/28                                     5,246
                 Fannie Mae
       14,938       6.50%, 11/1/28                                    15,562
                 Fannie Mae
        2,126       6.50%, 11/1/28                                     2,215
                 Fannie Mae
        8,002       6.50%, 3/1/29                                      8,332
                 Fannie Mae
      270,874       5.111%, 11/1/12                                  275,030
                 Fannie Mae
      634,637       4.964%, 1/1/13                                   639,272
                 Fannie Mae
      709,701       7.00%, 9/1/32                                    746,287
                 Fannie Mae
      108,659       5.00%, 8/1/13                                    109,107
                 Fannie Mae
      196,227       5.00%, 6/1/13                                    197,036
                 Fannie Mae
      112,679       5.00%, 6/1/13                                    113,144
                 Fannie Mae
      675,000       5.50%, 7/25/42                                   679,876
                 Fannie Mae TBA 15YR
    3,009,000       5.00%, 5/1/20                                  2,999,597
                 Fannie Mae TBA 30YR
    2,694,000       6.50%, 4/1/35                                  2,795,025
                 Fannie Mae TBA 30YR
    2,705,000       5.00%, 5/1/35                                  2,636,531
                 Fannie Mae TBA 30YR
    6,705,000       6.00%, 5/15/35                                 6,837,008
                 Fannie Mae Discount Note
    4,180,000       6/22/2005                                      4,152,863

                            COLUMBUS CORE PLUS FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                 Fannie Mae
$     439,852       5.125%, 1/1/10                              $    430,711
                 Fannie Mae Pool 254865
      933,641       4.50%, 9/1/18                                    914,541
                 Fannie Mae Pool 254659
      164,032       4.50%, 2/1/13                                    162,544
                 Fannie Mae Pool 254758
      139,231       4.50%, 6/1/13                                    138,796
                 Fannie Mae Pool 254806
      214,092       4.50%, 7/1/13                                    213,500
                 Fannie Mae
      384,928       4.50%, 11/25/09                                  385,761
                 Fannie Mae
      215,817       5.00%, 2/25/18                                   217,794
                 Fannie Mae
      520,000       4.00%, 4/25/24                                   511,872
                 Fannie Mae
          251       8.00%, 4/25/06                                       255
                 Fannie Mae
       10,000       5.50%, 1/25/24                                    10,150
                 Fannie Mae Whole Loan
      649,623       7.50%, 5/25/44                                   687,435
                 Ginnie Mae
        2,865       8.25%, 7/15/07                                     2,985
                 Ginnie Mae
        2,681       9.50%, 10/15/09                                    2,867
                                                                --------------

                 TOTAL U.S. GOVERTMENT AGENCIES
                    (COST $43,915,047)                         $  43,783,629
                                                                --------------

                 U.S. TREASURY BONDS AND NOTES           29.5%

                 US Treasury Bond
$     750,000       7.50%, 11/15/16                             $    940,313
    2,225,000       5.25%, 11/15/28                                2,339,988
    1,800,000       5.25%, 2/15/29                                 1,895,414
    1,065,000       4.00%, 3/15/10                                 1,056,680
    2,280,000       3.78%, 3/31/07                                 2,278,219
    1,583,000       4.25%, 11/15/14                                1,550,289
      555,000       3.375%, 2/15/08                                  546,675
                 US Treasury Note
    3,022,000       5.375%, 2/15/31                                3,293,626
    4,005,000       1.625%, 2/28/06                                3,941,796
    4,170,000       3.125%, 1/31/07                                4,122,762
    4,580,000       2.375, 8/15/06                                 4,504,323
      600,000       2.00%, 5/15/06                                   590,063
                 US Treasury Strip
      910,000       11/15/2027                                       298,404
                                                                --------------

                 TOTAL U.S. TREASURY BONDS AND NOTES
                    (COST $27,275,025)                          $ 27,358,552
                                                                --------------


                 SHORT-TERM INVESTMENT                    8.3%
    7,671,436    UMB Bank Money Market Fiduciary                   7,671,436
                                                                --------------

                 TOTAL SHORT-TERM INVESTMENT (COST $7,671,436)   $ 7,671,436
                                                                --------------

                 TOTAL INVESTMENTS (COST $111,744,186)  119.9%  $111,305,973

                 LIABILITIES LESS OTHER ASSETS          (19.9%)  (18,491,354)
                                                                --------------

                 NET ASSETS                             100.0%  $ 92,814,619
                                                                ==============

See notes to financial statements.

                             COLUMBUS CORE PLUS FUND


STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)

ASSETS:

    Investments, at value (cost $111,744,186)                    $   111,305,973
    Receivable for securities sold                                    40,939,223
    Interest receivable                                                  627,199
    Due from Advisor                                                      20,136
    Prepaid expenses                                                      16,231
                                                                 ---------------
    Total assets                                                     152,908,762
                                                                 ---------------
LIABILITIES:

    Payable for securities purchased                                  59,163,716
    Due to Custodian                                                     891,302
    Audit Fees Payable                                                     5,829
    Legal Expense Payable                                                  8,692
    Other accrued expenses                                                24,604
                                                                 ---------------
    Total liabilities                                                 60,094,143
                                                                 ---------------
NET ASSETS                                                       $    92,814,619
                                                                 ===============
NET ASSETS CONSIST OF:
    Paid-in-capital                                              $    93,768,496
    Undistributed net investment income                                   18,683
    Accumulated undistributed net realized loss on
    investments                                                        (534,347)
    Net unrealized depreciation on investments                         (438,213)
                                                                 ---------------
NET ASSETS                                                       $    92,814,619
                                                                 ===============
SHARES OUTSTANDING, $0.0001 PAR VALUE,
    (UNLIMITED SHARES AUTHORIZED)                                      9,361,108

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                       $          9.92
    (NET ASSETS DIVIDED BY SHARES OUTSTANDING)                   ===============

See notes to financial statements.

                            COLUMBUS CORE PLUS FUND


STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2005(1) (UNAUDITED)


INVESTMENT INCOME:
    Interest                                                     $       755,572
                                                                 ---------------

    Total investment income                                              755,572
                                                                  --------------
EXPENSES:
    Investment advisory fees                                              71,330
    Administration and fund accounting fees                               25,514
    Professional fees                                                     15,843
    Shareholder servicing fees                                            14,255
    Directors' fees and expenses                                           8,487
    Custody fees                                                           7,956
    Federal and state registration fees                                    3,387
    Reports to shareholders                                                3,315
    Other expenses                                                         5,141
                                                                 ---------------
    Total expenses before waiver and reimbursement of
    expenses                                                             155,228

    Less:  Waiver and reimbursement of expenses                        (114,467)
                                                                 ---------------
    Net expenses                                                          40,761
                                                                 ---------------

NET INVESTMENT INCOME                                                    714,811
                                                                 ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized loss on investments                                   (534,347)
    Change in unrealized appreciation/depreciation on
    investments                                                        (438,213)
                                                                 ---------------
    Net loss on investments                                            (972,560)
                                                                 ---------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                        $     (257,749)
                                                                 ===============


(1)Commenced operations on November 30, 2004.

   See notes to financial statements.

                             COLUMBUS CORE PLUS FUND


STATEMENT OF CHANGES IN NET ASSETS


                                                               PERIOD ENDED
                                                             MARCH 31, 2005(1)
                                                               (UNAUDITED)
                                                           ---------------------
OPERATIONS:
    Net investment income                                  $             714,811
    Net realized loss on investments                                   (534,347)
    Change in unrealized appreciation/depreciation on
    investments                                                        (438,213)
                                                           ---------------------
       Net decrease in net assets resulting from
       operations                                                      (257,749)
                                                           ---------------------

DISTRIBUTIONS PAID FROM:
    Net investment income                                              (696,128)
                                                           ---------------------
       Total distributions                                             (696,128)
                                                           ---------------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                                      93,072,368
    Shares issued to shareholders in reinvestment of
    distributions                                                        696,128
                                                           ---------------------
       Net increase from capital share transactions                   93,768,496
                                                           ---------------------

TOTAL INCREASE IN NET ASSETS                                          92,814,619

NET ASSETS:
    Beginning of period                                                   -
                                                           ---------------------

    End of period

                                                           $          92,814,619
                                                           =====================
    Accumulated net investment income                                     18,683


TRANSACTIONS IN SHARES

    Shares sold                                                        9,291,382
    Shares issued to shareholders in reinvestment of
    distributions                                                         69,726

    Net increase                                                       9,361,108
                                                           =====================

(1)Commenced operations on November 30, 2004.

   See notes to financial statements.

                            COLUMBUS CORE PLUS FUND


FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period.

                                                                PERIOD ENDED
                                                             MARCH 31, 2005(1)
                                                                (UNAUDITED)
                                                           ---------------------

NET ASSET VALUE, BEGINNING OF PERIOD                       $               10.00


INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                   0.11
    Net realized and unrealized loss on investments                       (0.08)
                                                           ---------------------
       Total from investment operations                                     0.03
                                                           ---------------------

 DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income                                  (0.11)
                                                           ---------------------
       Total distributions                                                (0.11)
                                                           ---------------------
NET ASSET VALUE, END OF PERIOD                             $                9.92
                                                           =====================


TOTAL RETURN(2)                                                            0.24%

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of year/period                         $          92,814,619
    Ratio of expenses to average net assets(3)                             0.20%
    Ratio of expenses before waivers to average
       net assets(3)                                                       0.76%
    Ratio of net investment income to average net
       assets(3)                                                           3.51%
    Ratio of net investment income (loss)
       before waivers to average net assets(3)                             2.95%
    Portfolio turnover rate(2)                                              116%

(1)Commenced operations on November 30, 2004.
(2)Not annualized for periods less than a year
(3)Annualized

   See notes to financial statements.

                              Columbus Funds, Inc.
                          Notes to Financial Statements
                           March 31, 2005 (Unaudited)


1.   ORGANIZATION

     Columbus Funds, Inc. (the "Company"), which consists of the Columbus Low Duration Fund ("Low Duration"), Columbus Intermediate Fund ("Intermediate"), Columbus Core Fund ("Core"), Columbus Core Plus Fund ("Core Plus") and Columbus Corporate Opportunity Fund (Corporate Opportunity"), is a Maryland company incorporated on July 3, 2003. The Company is currently offering shares of the Core, Core Plus and Corporate Opportunity Funds (the "Funds") to investors. The Corporate Opportunity Fund commenced operations at the close of business on December 31, 2003 and the Core and Core Plus Funds commenced operations after the close of business on November 30, 2004. Shares of the Low Duration Fund and Intermediate Funds are not currently being offered. The Company is an open-end diversified series management investment company registered under the Investment Company Act of 1940 (the "1940 Act").

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from such estimates.

     INVESTMENT VALUATION - Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service. When in the judgment of the pricing service quoted bid prices are readily available, these investments are valued at the mean of the quoted bid and ask prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange on which such securities are primarily traded, or for Nasdaq-listed securities, the official closing price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith using procedures approved by the Funds' Board of Directors. This includes, but is not limited to, by the Pricing Committee directing that valuations published by a pricing service be used to value securities for which daily prices are not readily available (which may constitute a significant number of long-term fixed income securities). Values are determined by the pricing service using methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type, indications as to values from dealers and general market conditions.

     ILLIQUID INVESTMENTS - The Funds may invest up to 15% of their respective net assets in illiquid securities (i.e., securities that are not readily marketable). Illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), repurchase agreements with maturities in excess of seven days, and other securities that are not readily marketable. The Board of Directors of the Company, or its delegate, has the ultimate authority to determine which securities are liquid or illiquid for purposes of this 15% limitation. At March 31, 2005, 4.3%, 4.1% and 13.7% of the Core, Core Plus and Corporate Opportunity Funds' net assets respectively were illiquid.

                              Columbus Funds, Inc.
                    Notes to Financial Statements(continued)
                           March 31, 2005 (Unaudited)

     The Board of Directors has delegated to the Adviser the day-to-day determination of the liquidity of any security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Directors has directed the Adviser to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations, and (iv) other permissible relevant factors.

     Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell.

     LIQUIDITY - The Funds may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary market does exist for these securities, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security.

     Furthermore, given the dollar value of the Corporate Opportunity Fund's net assets, the Corporate Opportunity Fund may hold security lot sizes smaller than typically traded by institutional investors. As a result, the Corporate Opportunity Fund should anticipate that at times such securities may only be sold to a limited number of dealers or institutional investors. This could serve to reduce the liquidity of these securities.

     As a result of the above factors, the Corporate Opportunity Fund's net asset value and ability to dispose of particular securities, when necessary to meet the Corporate Opportunity Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Corporate Opportunity Fund to obtain accurate market quotations for purposes of valuing the Corporate Opportunity Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

     FEDERAL INCOME TAXES - It is the Fund's policy to meet the requirements of the Internal Revenue Code ("IRS Code ") applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which

                              Columbus Funds, Inc.
                    Notes to Financial Statements(continued)
                           March 31, 2005 (Unaudited)

     results in no tax cost to the Fund. Therefore, no federal income tax or excise tax provision has been made.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

     Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.



3.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding U.S. Government securities and short-term investments, for the Funds for the six months ended March 31, 2005, were as follows:

                                          Purchases         Sales
                                          ------------      ------------
         Core                             $ 34,487,634      $ 13,055,818
         Core Plus                         135,338,766        58,679,911
         Corporate Opportunity                 582,554           547,569


     The aggregate purchases and sales of long-term U.S. Government securities, for the Funds for the six months ended March 31, 2005, were as follows:

                                          Purchases         Sales
                                          ------------      ------------
         Core                             $ 39,766,203      $ 34,005,988
         Core Plus                         206,768,715       178,975,623
         Corporate Opportunity                  39,329            19,566

                              Columbus Funds, Inc.
                    Notes to Financial Statements(continued)
                           March 31, 2005 (Unaudited)


4.   RELATED PARTY TRANSACTIONS

     The Company has an invest advisory agreement (the "Advisory Agreement") with Reams Asset Management Company LLC (the "Adviser"), with whom certain officers and directors of the Company are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Advisory Agreement the Core and Core Plus Funds compensate the Adviser at the annual rate of 0.35% of each Fund's average daily net assets and the Corporate Opportunity Fund compensates the Adviser at an annual rate of 0.45% of it's average daily net assets.

     Pursuant to an agreement with each Fund, the Adviser will waive its management fee and/or reimburse each Fund's other expenses, including organization expenses, so that total operating expenses (on an annual basis) do not exceed 0.20% of the Core Fund's average daily net assets, 0.20% of the Core Plus Fund's average daily net assets and 0.49% of the Corporate Opportunity Fund's average daily net assets, until January 31, 2006. After such date, the Adviser may from time to time voluntarily waive all or a portion of its fee and/or absorb expenses for the Funds. During the six month period ended March 31, 2005, the Adviser waived investment advisory fees for the Core, Core Plus and Corporate Opportunity Funds of $16,751, $71,330 and $1,238, respectively, and reimbursed the Core, Core Plus and Corporate Opportunity Funds $47,464, $43,136 and $97,969, respectively, for other expenses. Any such waiver/absorption is subject to later adjustment during the term of the Advisory Agreement to allow the Adviser to recoup amounts waived/absorbed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that, the Adviser shall only be entitled to recoup such amounts for a maximum period of three years following the fiscal year in which such amount was waived or reimbursed. At March 31, 2005, $64,216, $114,467, $374.749 was available for potential recoupment for the Core, Core Plus and Corporate Opportunity Funds, respectively.

     The Company has entered into agreements with UMB Bank, n.a. to provide custodial services. In addition, the Funds have entered into agreements with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide administration, fund accounting and transfer agency services. Under the terms of the custody agreement, the Funds sweeps excess cash daily into an interest bearing demand deposit account with UMB Bank, n.a.

5.    FEDERAL INCOME TAX INFORMATION

     At march 31, 2005, gross unrealized appreciation and depreciation on investments, based on aggregate cost for federal income tax purposes were as follows:

                              Columbus Funds, Inc.
                    Notes to Financial Statements(continued)
                           March 31, 2005 (Unaudited)


                                                                                Corporate
                                                Core           Core Plus        Opportunity
                                          ---------------  ----------------  ----------------
Gross unrealized appreciation             $       15,598   $       113,407  $          4,568
Gross unrealized depreciation                   (222,597)         (821,909)           (6,192)
                                          ---------------  ----------------  ----------------

Net unrealized appreciation/depreciation
on investments                            $     (206,999)  $      (708,502)  $        (1,624)
                                          ===============  ================  ================

Cost of securities on a tax basis         $   28,641,785  $    112,014,475  $        573,523
                                          ===============  ================  ================


The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2004, the components of accumulated earnings for the Corporate Opportunity Fund were as follows:


Undistributed ordinary income                                           $ 14,818
Undistributed long-term capital gains                                       -
                                                                        --------
Accumulated earnings                                                      14,818
Accumulated Capital and Other Losses                                        -
Unrealized Appreciation                                                    6,331
                                                                        --------
Total Accumulated Earnings                                              $ 21,149
                                                                        ========


 The tax character of distributions paid during the period ended September 30, 2004, for the Corporate Opportunity Fund were as follows:

                                                Period Ended
                                             September 30, 2004
                                         --------------------------
Distributions paid from:
  Ordinary income                                 $ 18,035
  Net long-term capital gains                          -
                                                  --------
Total taxable distributions                         18,035
                                                  --------
  Exempt interest                                      -
                                                  --------

Total distributions paid                          $ 18,035
                                                  ========

                              Columbus Funds, Inc.



PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities, please call 1-888-416-0400 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov.


PORTFOLIO HOLDINGS DISCLOSURE

The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available on the EDGAR database on the SEC's website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


APPROVAL OF INVESTMENT ADVISORY CONTRACTS

On November 12, 2004, at an in-person meeting of the Board of Directors of the Columbus Funds, Inc. (the "Corporation"), the directors, including a majority of the disinterested directors, approved the continuation of the Advisory Agreement between the Corporation and the Adviser. In approving the Advisory Agreement, the Board reviewed materials provided by the Adviser, including a memorandum describing, among other things, the qualifications of the Adviser, the scope of services to be provided to the Funds and the prior performance of the Adviser. The Board also reviewed other information relating to the advisory services to be provided to the Funds, including certain comparative data provided by a third party service provider. The Board of Directors then considered a number of factors in approving the Advisory Agreement.

The Board of Directors considered the nature, extent and quality of services to be provided to the Funds by the Adviser. It was noted that the Adviser has significant experience providing investment advice involving fixed income securities and is qualified to provide investment advisory services to the Funds. The Board then considered the prior performance of the Adviser, including the investment results achieved by the Adviser for the Corporate Opportunity Fund, comparable separate accounts and other registered investment companies. It was noted that the prior performance of the Adviser was reasonable in comparison to the relevant benchmarks and that of comparable investment companies and separate accounts. The Board considered information relating to each Fund's fees, costs and expense ratios and compared such fees, costs and expense ratios to competitive industry fee structures and expense ratios. It was noted that each Fund's advisory fees are generally competitive with comparable funds. In connection with its consideration of each Fund's advisory fees, the Board also considered the control of the Corporation's operating expenses through expense cap agreements, and noted that the current expense cap agreements were favorable in comparison to similar funds as evidenced by the comparative data presented at the meeting. The Board considered whether the Adviser would receive any fall-out benefits through its relationship with the Funds, and it was noted that because none of the other service providers to the Funds are affiliated with the Adviser, and the Adviser is currently subsidizing the operation of the

                              Columbus Funds, Inc.

Funds, there are no identified material fall-out benefits accruing to the Adviser. The Board also considered the Adviser's cost of providing services to the Funds and the profitability (if any) of its relationship to the Funds, and noted that with the current expense cap agreements, the Adviser is currently subsidizing the Funds to a significant extent. The Board did not consider whether economies of scale would justify lower fees for the Funds given the current low asset levels in the Funds and the expense cap arrangements.

In its deliberations, the Board did not identify any single consideration or particular piece of information that was all important or controlling in determining whether to approve the Advisory Agreement, although significant weight was accorded the advisory fee levels relative to industry averages for competitive products based on the comparative data presented at the meeting. The Board evaluated all information presented to it and determined that the compensation paid to the Adviser under the Advisory Agreement was fair and reasonable in light of the services to be performed and such other matters as the Board (and each director) considered relevant in the exercise of its (or such directors) reasonable judgment.

DIRECTORS                                 David B. McKinney
                                          Michael D. Schoen
                                          Thomas M. Taugher
                                          Allan T. Young

INVESTMENT ADVISER                        REAMS ASSET MANAGEMENT COMPANY, LLC
                                          227 Washington Street
                                          P.O. Box 727
                                          Columbus, Indiana 47202-0727

ADMINISTRATOR, TRANSFER AGENT             UMB FUND SERVICES, INC.
AND DIVIDEND-DISBURSING AGENT             803 West Michigan Avenue, Suite A
                                          Milwaukee, Wisconsin 53233

CUSTODIAN                                 UMB BANK, N.A.
                                          1010 Grand Blvd.
                                          Kansas City, Missouri  64141

REGISTERED INDEPENDENT PUBLIC             DELOITTE & TOUCHE LLP
ACCOUNTING FIRM                           555 East Wells Avenue
                                          Milwaukee, Wisconsin 53202

LEGAL COUNSEL                             KIRKLAND & ELLIS LLP
                                          200 East Randolph Drive
                                          Chicago, Illinois 60601

DISTRIBUTOR                               UMB DISTRIBUTION SERVICES, LLC
                                          803 West Michigan Avenue, Suite A
                                          Milwaukee, Wisconsin 53233


This report is submitted for the general information of shareholders of Columbus Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Columbus Funds. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of the Funds. Read the Prospectus carefully.
                                                                     CF 410 0904

Item 2.  Code of Ethics

Not applicable to semi-annual reports.


Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.


Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.


Item 5.  Audit Committee of Listed Registrants

Not applicable.


Item 6.  Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.


Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.


Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the most recent fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits

(a)(1) Code of Ethics

Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) (Exhibits (a) and (b)).

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended, that was sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing (Exhibits (c) and (d)).
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbus Funds, Inc.

By:   /s/ Mark M. Egan
      -------------------------
      Mark M. Egan
      President

Date: June 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Mark M. Egan
      ------------------------
      Mark M. Egan
      President

Date: June 10, 2005

By:   /s/ David B. McKinney
      ------------------------
      David B. McKinney
      Treasurer

Date: June 10, 2005